UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: December 31, 1999

  Check here if Amendment { }; Amendment Number: 2
      This Amendment (Check only one.):  {X} is a restatement.
                                         { } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 153 East 53rd Street
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Joan Caridi
  Title:  Assistant Secretary
  Phone:  (212) 793-7121

  Signature, Place, and Date of Signing:

  /s/ Joan Caridi  New York, New York March  10, 2000

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdinings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:  36
  Form 13F Information Table Entry Total:    16,432
  Form 13F Information Table Value Total:    $174,752,745,126

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   Name


   1   28-3072              399 Venture Partners, Inc.
   2   28-4680              American Odyssey Funds Management, Inc.
   3   28-1876              Associated Madison Companies, Inc.
   4     -                  Citibank International PLC
   5     -                  Citibank Investments Limited
   6   28-749               Citibank, N.A.
   7     -                  Citibank Overseas Investment Corporation
   8   28-1833              Citibank (Switzerland)
   9   28-45                Citicorp
  10   28-7574              Citicorp Banking Corporation
  11   28-1777              Citicorp Trust, N.A. (California)
  12   28-7572              Citicorp Trust, N.A. (Florida)
  13   28-1090              Citicorp Venture Capital Ltd.
  14     -                  Citigroup Holdings Company
  15   28-4682              The Copeland Companies
  16   801-8314             SSB Citi Fund Management LLC
                            (formerly SSBC Fund Management Inc.)
  17   28-5154              PFS Services, Inc.
  18   28-4684              The Plaza Corporation
  19   28-4442              The Robinson-Humphrey Company, LLC
  20   28-2568              Salomon Brothers Asset Management Inc.
  21   28-7570              Salomon Brothers Europe Limited
  22   28-1114              Salomon Brothers Holding Company Inc.
  23   28-7568              Salomon Brothers International Limited
  24   28-7566              Salomon International LLC
                            (formerly Salomon International Limited)
  25   28-1109              Salomon Smith Barney Holdings Inc.
  26   28-541               Salomon Smith Barney Inc.
  27   28-3197              SAMBA Capital Management International Limited
  28   28-7564              Saudi American Bank
  29   28-5476              Smith Barney Corporate Trust Company
  30   28-3308              Travelers Asset Management International Corporation
  31   28-5774              Travelers Property Casualty Corp.
  32   28-4686              The Travelers Indemnity Company
  33   28-1299              The Travelers Insurance Company
  34   28-4152              The Travelers Insurance Group Inc.
  35   28-2551              The Travelers Investment Management Company
  36   28-6022              Tribeca Management, LLC